Consolidated Statements of Shareholders' Equity (USD $) In Millions, unless otherwise specified	Total	Common Stock, $1 par value	Capital in excess of par value	Retained earnings	Cost of unallocated ESOP shares	Employee stock benefit trust	Treasury stock	Accumulated other comprehensive (loss) income
Beginning Balance at Dec. 27, 2008	$ 1,750.0	$ 124.1	$ 642.9	$ 2,381.3	$ (1.2)	$ (246.9)	$ (867.7)	$ (282.5)
Comprehensive income:
Net income (loss)	(746.7)			(746.7)
Other comprehensive income (loss):
Foreign currency translation adjustment	103.4							103.4
Effective portion of gains or losses on cash flow hedges, net of tax of $2.9, $1.2 and $1.3 respectively for 2009, 2010 and 2011	4.8							4.8
Net actuarial loss, prior service cost and net transition asset, net of tax of $6.2, $(3.3) and $(40) respectively for 2009, 2010 and 2011	29.1							29.1
Other comprehensive (income) loss	137.3							137.3
Total comprehensive income (loss)	(609.4)
Issuance of 6,459,088 shares for treasury in conjunction with HiMEDS conversion	312.9		16.0				296.9
Employee stock benefit transfer of 686,500, 4,316,894 and 954,536 shares to treasury, respectively for the year 2009, 2010 and 2011						25.0	(25.0)
Stock issued under stock option plans, including $8.2, $4.4 & $(.7) of tax and dividends paid on stock held in stock trust respectively for the year 2009, 2010 and 2011	42.8		28.1			14.7
Dividends ($1.22, $0.80, $1.00 per share for the year 2009, 2010 and 2011 respectively)	(134.9)			(134.9)
ESOP transactions, net	1.2				1.2
Employee stock benefit trust market value adjustment			35.9			(35.9)
Ending Balance at Jan. 02, 2010	1,362.6	124.1	722.9	1,499.7	0	(243.1)	(595.8)	(145.2)
Comprehensive income:
Net income (loss)	316.9			316.9
Other comprehensive income (loss):
Foreign currency translation adjustment	18.1							18.1
Effective portion of gains or losses on cash flow hedges, net of tax of $2.9, $1.2 and $1.3 respectively for 2009, 2010 and 2011	2.0							2.0
Net actuarial loss, prior service cost and net transition asset, net of tax of $6.2, $(3.3) and $(40) respectively for 2009, 2010 and 2011	(17.8)							(17.8)
Other comprehensive (income) loss	2.3							2.3
Total comprehensive income (loss)	319.2
Issuance of 2,133,656 shares for treasury in conjunction with HiMEDS remarketing	109.3						109.3
Repurchase of 2,683,243 & 316,757 shares for treasury respectively for the year 2010 and 2011	(108.7)						(108.7)
Employee stock benefit transfer of 686,500, 4,316,894 and 954,536 shares to treasury, respectively for the year 2009, 2010 and 2011						163.0	(163.0)
Stock issued under stock option plans, including $8.2, $4.4 & $(.7) of tax and dividends paid on stock held in stock trust respectively for the year 2009, 2010 and 2011	52.0		29.8			22.2
Dividends ($1.22, $0.80, $1.00 per share for the year 2009, 2010 and 2011 respectively)	(88.7)			(88.7)
Employee stock benefit trust market value adjustment			15.3			(15.3)
Ending Balance at Jan. 01, 2011	1,645.7	124.1	768.0	1,727.9	0	(73.2)	(758.2)	(142.9)
Comprehensive income:
Net income (loss)	190.1			190.1
Other comprehensive income (loss):
Foreign currency translation adjustment	(49.5)							(49.5)
Effective portion of gains or losses on cash flow hedges, net of tax of $2.9, $1.2 and $1.3 respectively for 2009, 2010 and 2011	2.1							2.1
Net actuarial loss, prior service cost and net transition asset, net of tax of $6.2, $(3.3) and $(40) respectively for 2009, 2010 and 2011	(72.9)							(72.9)
Other comprehensive (income) loss	(120.3)							(120.3)
Total comprehensive income (loss)	69.8
Repurchase of 2,683,243 & 316,757 shares for treasury respectively for the year 2010 and 2011	(13.5)						(13.5)
Employee stock benefit transfer of 686,500, 4,316,894 and 954,536 shares to treasury, respectively for the year 2009, 2010 and 2011						31.4	(31.4)
Stock issued under stock option plans, including $8.2, $4.4 & $(.7) of tax and dividends paid on stock held in stock trust respectively for the year 2009, 2010 and 2011	63.0		20.7	(1.0)		31.7	11.6
Dividends ($1.22, $0.80, $1.00 per share for the year 2009, 2010 and 2011 respectively)	(106.5)			(106.5)
Employee stock benefit trust market value adjustment			(10.1)			10.1
Ending Balance at Dec. 31, 2011	$ 1,658.5	$ 124.1	$ 778.6	$ 1,810.5	$ 0	$ 0	$ (791.5)	$ (263.2)